CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 3,238	$ (57,346)	$ 5,969
Other comprehensive loss (Actuarial loss)	(68)	0	0
Comprehensive income / (loss)	$ 3,170	$ (57,346)	$ 5,969